SEGMENT REPORTING (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) segment	Mar. 31, 2021 CAD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Revenue	$ 4,860,129	$ 960,895
Net loss	(54,691,130)	(23,117,607)
Total assets	102,136,369	126,450,005
Total liabilities	35,177,608	12,887,347
CANADA
Disclosure of operating segments [line items]
Revenue	1,534,842	471,622
Net loss	(28,549,971)	(13,979,640)
Total assets	70,690,322	115,396,469
Total liabilities	6,671,519	5,027,297
UNITED STATES
Disclosure of operating segments [line items]
Revenue	3,159,435	489,273
Net loss	(21,853,827)	(7,287,244)
Total assets	29,053,143	8,351,828
Total liabilities	27,017,980	6,138,106
JAMAICA
Disclosure of operating segments [line items]
Net loss	(1,173,722)	(878,134)
Total assets	453,208	608,469
Total liabilities	41,763	118,859
NETHERLANDS
Disclosure of operating segments [line items]
Revenue	165,852
Net loss	(3,112,102)	(972,589)
Total assets	1,939,696	2,093,239
Total liabilities	1,444,834	1,603,085
AUSTRALIA
Disclosure of operating segments [line items]
Net loss	(1,508)
Total liabilities	1,512
Clinical Operations Segment
Disclosure of operating segments [line items]
Revenue	4,860,129	960,895
Net loss	(29,798,111)	(11,300,028)
Total assets	35,065,390	10,973,658
Total liabilities	31,151,552	7,948,513
Research Segment
Disclosure of operating segments [line items]
Net loss	(8,285,895)	(3,973,045)
Total assets	487,360	608,469
Total liabilities	392,858	118,859
Corporate
Disclosure of operating segments [line items]
Net loss	(16,607,124)	(7,844,534)
Total assets	66,583,619	114,867,878
Total liabilities	$ 3,633,198	$ 4,819,975